UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07807

Fidelity Revere Street Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Cash Central Fund

August 31, 2016

TCC-QTLY-1016
1.805760.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 15.0%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 15.0%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/20/16 to 9/21/16	0.52%	$1,138,000,000	$1,138,000,000
Bayerische Landesbank
9/1/16 to 9/8/16	0.47	1,679,000,000	1,679,000,000
Natexis Banques Populaires New York Branch
9/8/16	0.43	1,002,000,000	1,002,000,000
Sumitomo Mitsui Banking Corp.
9/1/16 to 9/2/16	0.43	1,665,000,000	1,665,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $5,484,000,000)			5,484,000,000

Financial Company Commercial Paper - 6.5%
Landesbank Baden-Wurttemberg
9/6/16	0.44	1,651,413,000	1,651,312,080
Natexis Banques Populaires New York Branch
9/1/16 to 9/8/16	0.43	741,000,000	740,952,760
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,392,264,840)			2,392,264,840

U.S. Treasury Debt - 13.6%
U.S. Treasury Obligations - 13.6%
U.S. Treasury Bills
9/8/16 to 11/25/16	0.28 to 0.51	4,213,400,000	4,211,661,306
U.S. Treasury Notes
9/30/16 to 10/31/16	0.30 to 0.40	746,000,000	746,674,999
TOTAL U.S. TREASURY DEBT
(Cost $4,958,336,305)			4,958,336,305

U.S. Government Agency Debt - 27.1%
Federal Agencies - 27.1%
Federal Home Loan Bank
9/2/16 to 12/22/16	0.28 to 0.61 (b)	9,328,450,000	9,326,623,553
Freddie Mac
11/14/16 to 1/13/17	0.51 to 0.71 (b)	604,000,000	603,979,249
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $9,930,602,802)			9,930,602,802

Non-Negotiable Time Deposit - 11.4%
Time Deposits - 11.4%
Australia & New Zealand Banking Group Ltd.
9/2/16	0.43	272,000,000	272,000,000
Barclays Bank PLC
9/1/16	0.45	1,386,178,000	1,386,178,000
Credit Agricole CIB
9/1/16	0.35	1,561,000,000	1,561,000,000
Skandinaviska Enskilda Banken AB
9/1/16 to 9/7/16	0.30 to 0.40	963,669,000	963,669,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,182,847,000)			4,182,847,000

U.S. Government Agency Repurchase Agreement - 3.8%
	Maturity Amount	Value
In a joint trading account at:
0.29% dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) #	$482,139,884	$482,136,000
0.32% dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) #	900,560,008	900,552,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $1,382,688,000)		1,382,688,000

U.S. Treasury Repurchase Agreement - 15.5%
With:
Commerz Markets LLC at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $592,621,727, 1.38% - 2.50%, 9/30/20 - 5/15/24)	581,008,069	581,000,000
Federal Reserve Bank of New York at 0.25%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $4,527,031,518, 2.00% - 4.38%, 11/15/19 - 8/15/43)	4,527,031,438	4,527,000,000
Nomura Securities International, Inc. at 0.38%, dated 8/29/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $564,313,339, 1.63%, 5/31/23)	551,046,529	551,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $5,659,000,000)		5,659,000,000

Other Repurchase Agreement - 3.0%
Other Repurchase Agreement - 3.0%
With:
Citigroup Global Markets, Inc. at 1.7%, dated 8/11/16 due 11/16/16 (Collateralized by Corporate Obligations valued at $195,673,851, 0.00% - 6.91%, 2/15/34 - 7/03/50)	181,829,081	181,000,000
J.P. Morgan Clearing Corp. at 1.36%, dated 5/3/16 due 10/31/16 (Collateralized by Corporate Obligations valued at $178,375,103, 0.00% - 9.00%, 12/15/16 - 4/01/63) (b)(c)	165,119,458	164,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
1.35%, dated 7/15/16 due 10/13/16 (Collateralized by Equity Securities valued at $264,733,798)	250,843,750	250,000,000
1.5%, dated 8/12/16 due 10/12/16 (Collateralized by Equity Securities valued at $242,121,615)	224,569,333	224,000,000
Mizuho Securities U.S.A., Inc. at:
1.65%, dated 7/12/16 due 10/11/16 (Collateralized by Mortgage Loan Obligations valued at $70,575,065, 0.28% - 6.68%, 4/25/19 - 5/25/37)	65,271,104	65,000,000
1.75%, dated:
8/2/16 due 11/1/16 (Collateralized by Mortgage Loan Obligations valued at $42,808,823, 0.04% - 7.25%, 5/25/26 - 4/25/35)	40,176,944	40,000,000
8/4/16 due 11/2/16 (Collateralized by Corporate Obligations valued at $97,332,300, 0.60% - 5.54%, 1/25/35 - 7/25/45)	90,393,750	90,000,000
Wells Fargo Securities, LLC at 1.65%, dated 8/8/16 due 11/4/16 (Collateralized by Equity Securities valued at $91,900,980)	85,342,833	85,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,099,000,000)		1,099,000,000
TOTAL INVESTMENT PORTFOLIO - 95.9%
(Cost $35,088,738,947)		35,088,738,947
NET OTHER ASSETS (LIABILITIES) - 4.1%		1,494,021,605
NET ASSETS - 100%		$36,582,760,552

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$482,136,000 due 9/01/16 at 0.29%
HSBC Securities (USA), Inc.	$482,136,000
$482,136,000
$900,552,000 due 9/01/16 at 0.32%
BNP Paribas, S.A.	559,254,665
Bank of Nova Scotia	326,761
HSBC Securities (USA), Inc.	203,191,973
Merrill Lynch, Pierce, Fenner & Smith, Inc.	137,778,601
$900,552,000

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $35,088,738,947.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Cash Central Fund

August 31, 2016

MCC-QTLY-1016
1.805745.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 90.2%
	Principal Amount	Value
Alabama - 4.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 9/7/16, VRDN (a)(b)	$2,500,000	$2,500,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.63% 9/7/16, LOC Bayerische Landesbank, VRDN (a)	8,155,000	8,155,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.63% 9/7/16, VRDN (a)	1,000,000	1,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.63% 9/1/16, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.63% 9/1/16, VRDN (a)(b)	83,365,000	83,365,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.63% 9/1/16, VRDN (a)(b)	25,790,000	25,790,000
		139,810,000
Alaska - 1.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.63% 9/7/16, VRDN (a)	41,000,000	41,000,000
Series 1994 C, 0.7% 9/7/16, VRDN (a)	6,100,000	6,100,000
Series 2002, 0.64% 9/7/16, VRDN (a)	1,800,000	1,800,000
		48,900,000
Arizona - 0.6%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.62% 9/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	14,010,000	14,010,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,775,325	2,775,325
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.62% 9/7/16, VRDN (a)	4,000,000	4,000,000
		20,785,325
Arkansas - 0.4%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.7% 9/7/16, LOC Fannie Mae, VRDN (a)	820,000	820,000
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.85% 9/7/16, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 0.82% 9/7/16, VRDN (a)(b)	5,700,000	5,700,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 9/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,400,000	5,400,000
		13,320,000
California - 3.1%
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 C, 0.62% 9/1/16, LOC Northern Trust Co., VRDN (a)	10,000,000	10,000,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Elec. Co. Proj.):
Series 2009 B, 0.63% 9/1/16, LOC MUFG Union Bank NA, VRDN (a)	7,000,000	7,000,000
Series 2009 C, 0.59% 9/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,250,000	6,250,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.61% 9/1/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	23,300,000	23,300,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,135,000	5,135,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.64% 9/1/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Series 2001 W2, 0.64% 9/1/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	25,400,000	25,400,000
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) 0.58% 9/1/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	5,427,000	5,427,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	6,321,000	6,321,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	3,605,000	3,605,000
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 0.64% 9/7/16, LOC Citibank NA, VRDN (a)(b)	5,510,000	5,510,000
		107,948,000
Connecticut - 0.5%
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2012 D3, 0.61% 9/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	2,150,000	2,150,000
Series 2011 E4, 0.62% 9/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)(b)	13,500,000	13,500,000
		15,650,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.7% 9/7/16, VRDN (a)	1,000,000	1,000,000
Series 1994, 0.73% 9/1/16, VRDN (a)(b)	1,100,000	1,100,000
Series 1999 A, 0.65% 9/7/16, VRDN (a)	1,000,000	1,000,000
		3,100,000
District Of Columbia - 0.2%
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2009 B, 0.57% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,050,000	5,050,000
Florida - 11.7%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.66% 9/1/16, VRDN (a)(b)	85,000,000	85,000,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.61% 9/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	22,130,000	22,130,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,705,000	8,705,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.63% 9/1/16, VRDN (a)	8,635,000	8,635,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Heather Glenn Apts. Proj.) Series 2003 H, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,710,000	5,710,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	12,145,000	12,145,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	74,058,000	74,058,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.63% 9/1/16, VRDN (a)	36,440,000	36,440,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.66% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	3,100,000	3,100,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.65% 9/1/16, VRDN (a)	29,400,000	29,400,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.6% 9/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	22,000,000	22,000,000
North Broward Hosp. District Rev. 0.57% 9/7/16, LOC Northern Trust Co., VRDN (a)	10,540,000	10,540,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.7% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apts. Proj.) Series 2000 F, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	10,290,000	10,290,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.68% 9/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	50,150,000	50,150,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	5,085,000	5,085,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,100,000	8,100,000
		402,888,000
Georgia - 1.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	7,600,000	7,600,000
Bartow County Dev. Auth. Rev.:
(VMC Specialty Alloys LLC Proj.) Series 2014, 0.66% 9/7/16, LOC Comerica Bank, VRDN (a)(b)	4,435,000	4,435,000
Series 2016, 0.66% 9/7/16, LOC Comerica Bank, VRDN (a)(b)	800,000	800,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.65% 9/1/16, VRDN (a)	4,900,000	4,900,000
Second Series 1995, 0.64% 9/1/16, VRDN (a)	14,400,000	14,400,000
Series 2012, 0.65% 9/1/16, VRDN (a)(b)	11,300,000	11,300,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 0.64% 9/1/16, VRDN (a)	1,000,000	1,000,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.65% 9/1/16, VRDN (a)(b)	3,600,000	3,600,000
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	2,500,000	2,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.64% 9/1/16, VRDN (a)	600,000	600,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.7% 9/7/16, VRDN (a)(b)	1,100,000	1,100,000
		52,235,000
Illinois - 4.1%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	1,215,000	1,215,000
Chicago Midway Arpt. Rev. Series 2014 C, 0.66% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,600,000	10,600,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.64% 9/7/16, LOC Barclays Bank PLC, VRDN (a)	5,300,000	5,300,000
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,100,000	3,100,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.6% 9/7/16, LOC Northern Trust Co., VRDN (a)	34,575,000	34,575,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 D2, 0.6% 9/1/16, LOC PNC Bank NA, VRDN (a)	19,800,000	19,800,000
Illinois Gen. Oblig. Series 2003 B2:
0.59% 9/7/16, LOC PNC Bank NA, VRDN (a)	2,280,000	2,280,000
0.59% 9/7/16, LOC Royal Bank of Canada, VRDN (a)	47,590,000	47,590,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.61% 9/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	17,390,000	17,390,000
		141,850,000
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.7% 9/7/16, VRDN (a)(b)	5,000,000	5,000,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,300,000	3,300,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.57% 9/7/16, LOC Bank of New York, New York, VRDN (a)	25,425,000	25,425,000
Series 2008 J, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,547,500	7,547,500
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	11,060,000	11,060,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series A, 0.58% 9/7/16, LOC BMO Harris Bank NA, VRDN (a)	6,800,000	6,800,000
		59,132,500
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.78% 9/7/16, VRDN (a)(b)	12,000,000	12,000,000
Kansas - 0.5%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.7% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.66% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,960,000	8,960,000
		15,960,000
Kentucky - 3.4%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2006 B, 0.63% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	5,500,000	5,500,000
Series 2008 A, 0.63% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	11,047,405	11,047,405
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.68% 9/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.68% 9/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.68% 9/7/16 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.7% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2008 A1, 0.65% 9/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	3,200,000	3,200,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 B, 0.62% 9/1/16 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
Series 1999 C, 0.62% 9/1/16 (United Parcel Svc. of America, Inc. Guaranteed), VRDN (a)(b)	42,500,000	42,500,000
		115,797,405
Louisiana - 4.4%
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)	4,095,000	4,095,000
Louisiana Pub. Facilities Auth. Gulf Opportunity Zone Rev. (Celtic Mgmt. Corp. Proj.) Series 2008, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	6,265,000	6,265,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2003, 0.67% 9/7/16, VRDN (a)(b)	3,000,000	3,000,000
Series 2010, 0.62% 9/7/16, VRDN (a)	17,100,000	17,100,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.62% 9/1/16, VRDN (a)(b)	28,000,000	28,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.62% 9/1/16, VRDN (a)(b)	50,000,000	50,000,000
Series 1993, 0.62% 9/1/16, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.8% 9/7/16, VRDN (a)	2,900,000	2,900,000
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.69% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	7,850,000	7,850,000
Series 2010 B, 0.69% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	9,600,000	9,600,000
		150,810,000
Maryland - 1.0%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
Series 2004 D, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	11,015,000	11,015,000
Series 2011 A, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	23,315,000	23,315,000
		34,330,000
Michigan - 1.1%
Michigan Fin. Auth. Rev. Series 22 A, 0.59% 9/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,477,000	2,477,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.61% 9/1/16, VRDN (a)	17,800,000	17,800,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.64% 9/1/16, LOC Comerica Bank, VRDN (a)	18,500,000	18,500,000
		38,777,000
Minnesota - 0.5%
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	14,035,000	14,035,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	2,000,000	2,000,000
		17,435,000
Mississippi - 0.9%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.67% 9/1/16, VRDN (a)(b)	12,400,000	12,400,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.) Series 2007 D, 0.58% 9/1/16 (Chevron Corp. Guaranteed), VRDN (a)	14,000,000	14,000,000
Series 2011 B, 0.62% 9/1/16, VRDN (a)	3,100,000	3,100,000
		29,500,000
Missouri - 1.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.6% 9/1/16, LOC Barclays Bank PLC, VRDN (a)	30,310,000	30,310,000
(Washington Univ. Proj.) Series 2003 B, 0.66% 9/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	9,200,000	9,200,000
		39,510,000
Nebraska - 0.9%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 C, 0.66% 9/7/16 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	29,565,000	29,565,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.85% 9/7/16, VRDN (a)(b)	2,200,000	2,200,000
		31,765,000
Nevada - 1.5%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2009 A, 0.68% 9/7/16, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
0.6% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	46,800,000	46,800,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.76% 9/7/16, VRDN (a)(b)	900,000	900,000
Series 2016 D, 0.77% 9/7/16, VRDN (a)(b)	1,000,000	1,000,000
Series 2016 E, 0.77% 9/7/16, VRDN (a)(b)	1,000,000	1,000,000
		50,700,000
New York - 22.1%
New York City Gen. Oblig.:
Series 2008 J6, 0.59% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	10,600,000	10,600,000
Series 2013 A2, 0.6% 9/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	92,770,000	92,770,000
Series 2014 D3, 0.59% 9/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	13,810,000	13,810,000
Series 2015 F5, 0.59% 9/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,200,000	14,200,000
Series 2017 A-7, 0.61% 9/1/16 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	18,600,000	18,600,000
Series D5, 0.6% 9/1/16, LOC PNC Bank NA, VRDN (a)	3,750,000	3,750,000
Series H2, 0.59% 9/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	21,000,000	21,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Granite Terrace Apts. Proj.) Series A, 0.67% 9/7/16, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.67% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	200,000	200,000
(Rivereast Apts. Proj.) Series A, 0.66% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.62% 9/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	7,040,000	7,040,000
Series 2009 BB2, 0.68% 9/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	12,645,000	12,645,000
Series 2014 AA, 0.6% 9/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	31,600,000	31,600,000
0.6% 9/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	11,400,000	11,400,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.6% 9/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	19,500,000	19,500,000
Series 2013 C4, 0.59% 9/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	22,815,000	22,815,000
Series 2014 D4, 0.6% 9/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	13,000,000	13,000,000
Series 2015 E4, 0.59% 9/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	15,850,000	15,850,000
Series C, 0.68% 9/1/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	1,800,000	1,800,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2002 A, 0.61% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	24,665,000	24,665,000
Series 2004 A, 0.61% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	12,200,000	12,200,000
(455 West 37th Street Hsg. Proj.) Series A, 0.61% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	64,460,000	64,460,000
(505 West 37th Street Proj.):
Series 2008 A, 0.62% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	86,000,000	86,000,000
Series 2009 A, 0.64% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,460,000	6,460,000
Series 2009 B, 0.64% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,460,000	15,460,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.6% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	88,200,000	88,200,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
(East 39th Street Hsg. Proj.) Series 1999 A, 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
(Tower 31 Hsg. Proj.) Series 2005 A, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	9,000,000	9,000,000
Series 2004 A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
Series 2012 A, 0.62% 9/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	8,400,000	8,400,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.68% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	42,640,000	42,640,000
Series 2012 G2, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	7,500,000	7,500,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.62% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,700,000	6,700,000
		759,175,000
North Carolina - 1.0%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	26,800,000	26,800,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.63% 9/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	5,900,000	5,900,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.68% 9/7/16, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,350,000	1,350,000
		34,050,000
Ohio - 0.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.67% 9/1/16, LOC MUFG Union Bank NA, VRDN (a)	13,660,000	13,660,000
Oklahoma - 0.1%
Univ. Hospitals Trust Rev. Series 2005 A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
Oregon - 0.1%
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.7% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,600,000	2,600,000
Pennsylvania - 0.9%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.64% 9/7/16, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.71% 9/1/16, VRDN (a)	4,300,000	4,300,000
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (a)	3,000,000	3,000,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,400,000	2,400,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.6% 9/1/16, LOC PNC Bank NA, VRDN (a)	20,955,000	20,955,000
		31,655,000
South Carolina - 1.2%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.):
Series 1999 A, 0.61% 9/1/16, VRDN (a)	20,700,000	20,700,000
Series 1999 B, 0.63% 9/1/16, VRDN (a)(b)	9,000,000	9,000,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.6% 9/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	6,900,000	6,900,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.6% 9/7/16, LOC TD Banknorth, NA, VRDN (a)(b)	3,365,000	3,365,000
		39,965,000
Tennessee - 10.2%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	17,960,000	17,960,000
Series 2003, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	43,255,000	43,255,000
Series 2004, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	18,740,000	18,740,000
Series 2005, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	23,165,000	23,165,000
Series 2008, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	90,575,000	90,575,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.67% 9/7/16, LOC Bank of America NA, VRDN (a)	5,620,000	5,620,000
Series 2002, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	37,150,000	37,150,000
Series 2004, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	51,405,000	51,405,000
Series 2006, 0.63% 9/1/16, LOC Bank of America NA, VRDN (a)	63,350,000	63,350,000
		351,220,000
Texas - 6.3%
Austin Arpt. Sys. Rev. Series 2005 3, 0.59% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	19,865,000	19,865,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.65% 9/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Series 2002 A:
0.65% 9/1/16, LOC Bank of America NA, VRDN (a)(b)	12,100,000	12,100,000
0.65% 9/1/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	12,500,000	12,500,000
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,200,000	2,200,000
Calhoun Port Auth. Envir. Facilities Rev.:
(Formosa Plastics Corp. Proj.) Series 2012, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,600,000	5,600,000
(Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.63% 9/7/16, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	13,080,000	13,080,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.62% 9/1/16, VRDN (a)(b)	29,050,000	29,050,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Exxon Mobil Proj.) Series 2002, 0.59% 9/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	25,000,000	25,000,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,900,000	10,900,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.85% 9/7/16, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.74% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (a)	2,150,000	2,150,000
Series 2004, 0.89% 9/7/16, VRDN (a)(b)	16,700,000	16,700,000
Series 2009 C, 0.68% 9/1/16, VRDN (a)	4,400,000	4,400,000
Series 2010 B, 0.67% 9/1/16, VRDN (a)	3,600,000	3,600,000
Series 2010 C, 0.68% 9/1/16, VRDN (a)	2,500,000	2,500,000
Series 2010 D, 0.68% 9/1/16, VRDN (a)	3,425,000	3,425,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.67% 9/7/16, VRDN (a)(b)	1,000,000	1,000,000
Series 2005, 0.61% 9/1/16 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	8,300,000	8,300,000
Series 2012, 0.7% 9/7/16 (Total SA Guaranteed), VRDN (a)	7,400,000	7,400,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.58% 9/1/16, VRDN (a)	5,300,000	5,300,000
Texas City Indl. Dev. Corp. (Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.66% 9/7/16, LOC Bank of America NA, VRDN (a)	3,245,000	3,245,000
		217,075,000
Virginia - 0.8%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 B, 0.62% 9/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
Series 1995, 0.61% 9/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	6,500,000	6,500,000
Series 1996 A, 0.61% 9/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	9,200,000	9,200,000
		27,900,000
Washington - 0.2%
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,700,000	2,700,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Ballard Landmark Inn Proj.) Series 2015 A, 0.62% 9/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,700,000	4,700,000
		7,400,000
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.):
Series 2008 B, 0.84% 9/7/16, VRDN (a)(b)	3,200,000	3,200,000
Series 2009 A, 0.57% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	31,575,000	31,575,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 9/7/16, VRDN (a)(b)	2,500,000	2,500,000
		37,275,000
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 0.77% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
Wyoming - 0.6%
Converse County Envir. Impt. Rev. Series 1995, 0.76% 9/7/16, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.65% 9/7/16, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
Series 2009 A, 0.6% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Series 2009 B, 0.6% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,700,000	4,700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.65% 9/7/16, VRDN (a)	1,500,000	1,500,000
		20,800,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $3,095,328,230)		3,095,328,230

Tender Option Bond - 8.9%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 XM0207, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,500,000	6,500,000
Alaska - 0.5%
Alaska Indl. Dev. & Expt. Auth. Rev. Participating VRDN Series 16 XM 0236, 0.58% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	16,665,000	16,665,000
Arizona - 0.2%
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	310,000	310,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.61% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,400,000	1,400,000
Series XL 00 16, 0.61% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200,000	6,200,000
		7,910,000
California - 0.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
		13,028,250
Colorado - 0.6%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,215,000	1,215,000
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.71% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800,000	800,000
JPMorgan Chase Participating VRDN Series 5008, 0.6% 9/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	19,575,000	19,575,000
		21,590,000
District Of Columbia - 0.0%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.67% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,085,000	1,085,000
Florida - 0.1%
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series 15 XF0085, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,215,000	2,215,000
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN:
Series 16 XF0439, 0.59% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	6,000,000	6,000,000
Series Putters 4007, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
		8,000,000
Illinois - 0.6%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.81% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Fin. Auth. Rev. Participating VRDN 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	9,000,000	9,000,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XM 0078, 0.61% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,090,000	5,090,000
Series Floaters XM 03 94, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,700,000	3,700,000
The County of Cook Participating VRDN Series XF 23 13, 0.71% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	985,000	985,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.55% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,125,000	1,125,000
		20,300,000
Kansas - 0.2%
Kansas Dev. Fin. Agcy. Participating VRDN Series ROC II R 14067, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,420,000	5,420,000
Louisiana - 0.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.6% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	10,200,000	10,200,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.66% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275,000	7,275,000
Massachusetts - 0.0%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,335,000	1,335,000
Michigan - 1.1%
JPMorgan Chase Participating VRDN Series Putters 5009, 0.6% 9/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	36,670,000	36,670,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XF 05 08, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,000,000	6,000,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,700,000	1,700,000
New York - 0.3%
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	375,000	375,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 15 XF0080, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,865,000	5,865,000
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0002, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,180,000	5,180,000
		11,420,000
North Carolina - 0.7%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 0.58% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	11,680,000	11,680,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 15 XF0095, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,090,000	3,090,000
Series MS 15 ZM0105, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,280,000	2,280,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,765,000	4,765,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series BC 10 31W, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,000,000	2,000,000
		23,815,000
Oregon - 0.0%
Oregon Facilities Auth. Rev. Participating VRDN Series DB 15 XF1049, 0.65% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,045,000	1,045,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.65% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,200,000	3,200,000
Texas - 1.9%
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series 15 XF008, 0.61% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,355,000	5,355,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.6% 9/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	18,850,000	18,850,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,485,000	10,485,000
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 0.58% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	14,400,000	14,400,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.6% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,040,000	2,040,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank)(a)(c)	4,000,000	4,000,000
Texas Gen. Oblig. Participating VRDN Series MS 3390, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000,000	4,000,000
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series Solar 07 103, 0.59% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,125,000	3,125,000
		66,255,000
Utah - 0.3%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.61% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700,000	2,700,000
Utah County Hosp. Rev. Participating VRDN Series ZF 04 96, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500,000	7,500,000
		10,200,000
Virginia - 0.2%
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 14 0048, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	5,565,000	5,565,000
Washington - 0.2%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.61% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,100,000	4,100,000
		6,300,000
Wisconsin - 0.4%
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 0.6% 9/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	11,500,000	11,500,000
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series 2015 ZF0216, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
		14,000,000
TOTAL TENDER OPTION BOND
(Cost $307,693,250)		307,693,250

Other Municipal Security - 0.9%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	1,700,000	1,700,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.85% tender 9/26/16, CP mode	300,000	300,000
0.85% tender 9/27/16, CP mode	1,800,000	1,800,000
Series 1992, 0.88% tender 9/28/16, CP mode	4,200,000	4,200,000
Series 93B, 0.9% tender 9/7/16, CP mode	2,700,000	2,700,000
		9,000,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 9/27/16, CP mode (b)	990,000	990,000
Series 1990 B, 0.9% tender 9/23/16, CP mode	2,900,000	2,900,000
Series 1990 A, 0.9% tender 9/26/16, CP mode (b)	5,200,000	5,200,000
Series A1:
0.95% tender 9/6/16, CP mode (b)	4,800,000	4,800,000
0.95% tender 9/21/16, CP mode (b)	500,000	500,000
		14,390,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	2,800,000	2,800,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.9% tender 9/27/16, CP mode (b)	2,200,000	2,200,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $30,090,000)		30,090,000
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,433,111,480)		3,433,111,480
NET OTHER ASSETS (LIABILITIES) - 0.0%		(885,449)
NET ASSETS - 100%		$3,432,226,031

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $3,433,111,480.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Securities Lending Cash Central Fund

August 31, 2016

CCC-QTLY-1016
1.805768.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 24.6%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 24.6%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/20/16 to 9/21/16	0.52 to 0.52 (a)%	$863,000,000	$863,000,000
Bayerische Landesbank
9/1/16 to 9/8/16	0.47 to 0.47	821,000,000	821,000,000
Landesbank Baden-Wuerttemberg New York Branch
9/1/16 to 9/2/16	0.44 to 0.44	919,000,000	919,000,000
Natexis Banques Populaires New York Branch
9/2/16	0.43	827,000,000	827,000,000
Sumitomo Mitsui Banking Corp.
9/1/16 to 9/2/16	0.43 to 0.43	919,000,000	919,000,000
TOTAL CERTIFICATE OF DEPOSIT
(Cost $4,349,000,000)			4,349,000,000

U.S. Treasury Debt - 12.9%
U.S. Treasury Obligations - 12.9%
U.S. Treasury Bills
9/8/16 to 2/16/17	0.28 to 0.51 (b)	1,825,000,000	1,823,524,584
U.S. Treasury Notes
9/30/16 to 10/31/17	0.30 to 0.50 (c)	450,000,000	450,314,239
TOTAL U.S. TREASURY DEBT
(Cost $2,273,838,823)			2,273,838,823

U.S. Government Agency Debt - 27.9%
Federal Agencies - 27.9%
Federal Home Loan Bank
9/2/16 to 11/16/16	0.29 to 0.61 (c)	4,537,000,000	4,535,650,718
Freddie Mac
11/14/16 to 1/13/17	0.51 to 0.71 (c)	396,000,000	395,986,385
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $4,931,637,103)			4,931,637,103

Non-Negotiable Time Deposit - 10.6%
Time Deposits - 10.6%
Australia & New Zealand Banking Group Ltd.
9/2/16	0.43	135,000,000	135,000,000
Barclays Bank PLC
9/1/16	0.45	635,000,000	635,000,000
Credit Agricole CIB
9/1/16	0.35	887,000,000	887,000,000
Skandinaviska Enskilda Banken AB
9/1/16	0.30	15,000,000	15,000,000
Svenska Handelsbanken AB
9/1/16	0.31	200,000,000	200,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,872,000,000)			1,872,000,000

U.S. Government Agency Repurchase Agreement - 2.8%
	Maturity Amount	Value
In a joint trading account at:
0.32% dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) #	$250,231,222	$250,229,000
0.32% dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) #	243,773,168	243,771,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $494,000,000)		494,000,000

U.S. Treasury Repurchase Agreement - 12.0%
With:
Barclays Capital, Inc. at 0.35%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $29,580,320, 0.63% - 8.50%, 6/30/17 - 8/15/28)	29,000,282	29,000,000
Commerz Markets LLC at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $271,320,547, 0.00% - 8.25%, 7/1/17 - 9/30/46)	266,003,694	266,000,000
Federal Reserve Bank of New York at 0.25%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,549,010,778, 3.63%, 8/15/19)	1,549,010,757	1,549,000,000
Nomura Securities International, Inc. at 0.38%, dated 8/29/16 due 9/6/16 (Collateralized by U.S. Treasury Obligations valued at $275,106,704, 2.25% - 2.66%, 8/15/20 - 11/15/25)	269,022,716	269,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $2,113,000,000)		2,113,000,000

Other Repurchase Agreement - 3.7%
Other Repurchase Agreement - 3.7%
With:
J.P. Morgan Clearing Corp. at 1.36%, dated 5/3/16 due 10/31/16 (Collateralized by Corporate Obligation valued at $271,913,338, 2.75% - 8.25%, 12/1/17 - 9/30/46)(c)(d)	251,709,444	250,000,000
J.P. Morgan Securities, LLC at 1.36%, dated 5/18/16 due 11/14/16 (Collateralized by Mortgage Loan Obligations valued at $133,352,903, 0.82% - 6.69%, 5/25/35 - 2/15/51)(c)(d)	123,836,400	123,000,000
Merrill Lynch, Pierce, Fenner & Smith at 1.5%, dated 8/12/16 due 10/12/16 (Collateralized by Equity Securities valued at $291,843,006)	270,686,250	270,000,000
Mizuho Securities U.S.A., Inc. at 1.75%, dated 8/2/16 due 11/1/16 (Collateralized by U.S. Treasury Obligations valued at $16,504,033, 3.50% - 5.69%, 1/15/45 - 4/15/45)	16,070,778	16,000,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $659,000,000)		659,000,000
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $16,692,475,926)		16,692,475,926
NET OTHER ASSETS (LIABILITIES) - 5.5%		967,264,956
NET ASSETS - 100%		$17,659,740,882

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $28,978,270 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $29,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$250,229,000 due 9/01/16 at 0.32%
HSBC Securities (USA), Inc.	$2,362,000
Wells Fargo Securities LLC	247,867,000
$250,229,000
$243,771,000 due 9/01/16 at 0.32%
BNP Paribas, S.A.	151,385,005
Bank of Nova Scotia	88,451
HSBC Securities (USA), Inc.	55,002,166
Merrill Lynch, Pierce, Fenner & Smith, Inc.	37,295,378
$243,771,000

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $16,692,475,926.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Cash Central Fund

August 31, 2016

TFC-QTLY-1016
1.805752.112

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 84.3%
	Principal Amount	Value
Alabama - 4.7%
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.63% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	$13,800,000	$13,800,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.61% 9/1/16, VRDN (b)	25,500,000	25,500,000
		39,300,000
Alaska - 0.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 9/7/16, VRDN (b)	300,000	300,000
California - 4.4%
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 C, 0.62% 9/1/16, LOC Northern Trust Co., VRDN (b)	7,660,000	7,660,000
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas & Elec. Co. Proj.) Series 2009 C, 0.59% 9/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	6,250,000	6,250,000
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) 0.58% 9/1/16, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,427,000	5,427,000
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2005 21A, 0.58% 9/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	5,450,000	5,450,000
Series A, 0.58% 9/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	12,500,000	12,500,000
		37,287,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.7% 9/7/16, VRDN (b)	300,000	300,000
Series 1999 A, 0.65% 9/7/16, VRDN (b)	300,000	300,000
		600,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.65% 9/7/16, LOC Bank of America NA, VRDN (b)	6,720,000	6,720,000
(Washington Drama Society, Inc. Proj.) Series 2008, 0.61% 9/7/16, LOC JPMorgan Chase Bank, VRDN (b)	2,105,000	2,105,000
		8,825,000
Florida - 7.3%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.6% 9/1/16, VRDN (b)	7,600,000	7,600,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.63% 9/1/16, LOC Bank of America NA, VRDN (b)	17,750,000	17,750,000
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (b)	7,065,000	7,065,000
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.62% 9/7/16, LOC Northern Trust Co., VRDN (b)	4,530,000	4,530,000
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.57% 9/7/16, LOC Northern Trust Co., VRDN (b)	5,045,000	5,045,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.):
Series 2009 A1, 0.68% 9/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (b)	17,750,000	17,750,000
Series 2009 A2, 0.58% 9/7/16, LOC Northern Trust Co., VRDN (b)	1,900,000	1,900,000
		61,640,000
Georgia - 5.0%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (b)	1,900,000	1,900,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.65% 9/1/16, VRDN (b)	1,150,000	1,150,000
First Series 2009, 0.64% 9/1/16, VRDN (b)	5,150,000	5,150,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.66% 9/7/16, LOC Freddie Mac, VRDN (b)	2,265,000	2,265,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.57% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	16,800,000	16,800,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.63% 9/7/16, LOC Branch Banking & Trust Co., VRDN (b)	5,665,000	5,665,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.64% 9/1/16, VRDN (b)	4,750,000	4,750,000
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.59% 9/7/16, LOC Northern Trust Co., VRDN (b)	4,200,000	4,200,000
		41,880,000
Illinois - 5.4%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.64% 9/7/16, LOC Barclays Bank PLC, VRDN (b)	1,700,000	1,700,000
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.6% 9/7/16, LOC Northern Trust Co., VRDN (b)	7,200,000	7,200,000
Series 2011 B, 0.57% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,455,000	13,455,000
Illinois Gen. Oblig. Series 2003 B3, 0.59% 9/7/16, LOC Wells Fargo Bank NA, VRDN (b)	17,500,000	17,500,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.64% 9/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (b)	3,600,000	3,600,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.63% 9/7/16, LOC Freddie Mac, VRDN (b)	2,400,000	2,400,000
		45,855,000
Indiana - 8.4%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.65% 9/7/16, LOC JPMorgan Chase Bank, VRDN (b)	1,270,000	1,270,000
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.67% 9/7/16, LOC Rabobank Nederland New York Branch, VRDN (b)	7,140,000	7,140,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 F, 0.57% 9/7/16, LOC Bank of New York, New York, VRDN (b)	9,500,000	9,500,000
Series 2008 G, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (b)	12,565,000	12,565,000
Series 2008 J, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (b)	13,007,500	13,007,500
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.57% 9/7/16, LOC Wells Fargo Bank NA, VRDN (b)	10,435,000	10,435,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 0.58% 9/7/16, LOC BMO Harris Bank NA, VRDN (b)	16,565,000	16,565,000
		70,482,500
Louisiana - 2.2%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2007 A, 0.61% 9/1/16, VRDN (b)	1,900,000	1,900,000
Series 2010, 0.62% 9/7/16, VRDN (b)	4,900,000	4,900,000
(C-Port LLC Proj.) Series 2008, 0.68% 9/7/16, LOC Bank of America NA, VRDN (b)	1,800,000	1,800,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.6% 9/1/16, VRDN (b)	7,500,000	7,500,000
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.) Series 2010 B, 0.69% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,200,000	2,200,000
		18,300,000
Maryland - 0.6%
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2011 A, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (b)	5,500,000	5,500,000
Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.58% 9/7/16, LOC Manufacturers & Traders Trust Co., VRDN (b)	570,000	570,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2005 F, 0.56% 9/7/16, LOC TD Banknorth, NA, VRDN (b)	2,000,000	2,000,000
		2,570,000
Michigan - 0.8%
Michigan Strategic Fund Ltd. Oblig. Rev. (Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.61% 9/1/16, VRDN (b)	6,630,000	6,630,000
Mississippi - 0.4%
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 A, 0.58% 9/1/16 (Chevron Corp. Guaranteed), VRDN (b)	3,000,000	3,000,000
Missouri - 1.9%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 0.6% 9/1/16, LOC Barclays Bank PLC, VRDN (b)	3,500,000	3,500,000
(Washington Univ. Proj.) Series 2003 B, 0.66% 9/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	12,385,000	12,385,000
		15,885,000
Pennsylvania, New Jersey - 0.4%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 B, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (b)	3,000,000	3,000,000
New York - 18.9%
New York City Gen. Oblig.:
Series 2013 A2, 0.6% 9/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,700,000	3,700,000
Series 2015 F5, 0.59% 9/1/16 (Liquidity Facility Barclays Bank PLC), VRDN (b)	28,800,000	28,800,000
Series 2017 A-7, 0.61% 9/1/16 (Liquidity Facility Bank of The West San Francisco), VRDN (b)	4,400,000	4,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.62% 9/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	8,690,000	8,690,000
Series 2009 BB2, 0.68% 9/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	19,770,000	19,770,000
Series 2014 AA, 0.59% 9/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,200,000	2,200,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1D, 0.62% 9/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	11,690,000	11,690,000
Series 2003 A2, 0.6% 9/2/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	8,600,000	8,600,000
Series 2013 A6, 0.58% 9/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,500,000	5,500,000
Series 2014 D4, 0.6% 9/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	2,310,000	2,310,000
Series 2015 A3, 0.59% 9/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	3,700,000	3,700,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 A, 0.64% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (b)	8,910,000	8,910,000
Series 2013 A, 0.58% 9/1/16, LOC PNC Bank NA, VRDN (b)	12,130,000	12,130,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.68% 9/1/16, LOC Landesbank Hessen-Thuringen, VRDN (b)	38,560,000	38,560,000
		158,960,000
North Carolina - 7.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (b)	14,735,000	14,735,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.63% 9/7/16, LOC Branch Banking & Trust Co., VRDN (b)	4,675,000	4,675,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (b)	17,040,000	17,040,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.):
Series 2003 A, 0.61% 9/7/16, LOC Wells Fargo Bank NA, VRDN (b)	8,475,000	8,475,000
Series 2003 B, 0.61% 9/7/16, LOC Wells Fargo Bank NA, VRDN (b)	11,385,000	11,385,000
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.63% 9/7/16, LOC Cr. Industriel et Commercial, VRDN (b)	3,200,000	3,200,000
Wake County Gen. Oblig. Series 2003 C, 0.56% 9/7/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,650,000	4,650,000
		64,160,000
Ohio - 3.0%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.67% 9/1/16, LOC MUFG Union Bank NA, VRDN (b)	25,605,000	25,605,000
Oklahoma - 0.2%
Univ. Hospitals Trust Rev. Series 2005 A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (b)	1,300,000	1,300,000
Pennsylvania - 1.5%
Allegheny County Hosp. Dev. Auth. Rev.:
(Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.59% 9/7/16, LOC PNC Bank NA, VRDN (b)	5,580,000	5,580,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.59% 9/7/16, LOC PNC Bank NA, VRDN (b)	1,815,000	1,815,000
Allegheny County Indl. Dev. Auth. Rev. (Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.6% 9/7/16, LOC PNC Bank NA, VRDN (b)	1,680,000	1,680,000
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.57% 9/7/16, LOC TD Banknorth, NA, VRDN (b)	1,500,000	1,500,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.6% 9/1/16, LOC PNC Bank NA, VRDN (b)	1,855,000	1,855,000
		12,430,000
Rhode Island - 0.9%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 B, 0.59% 9/7/16, LOC TD Banknorth, NA, VRDN (b)	7,305,000	7,305,000
South Carolina - 0.5%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.61% 9/1/16, VRDN (b)	2,500,000	2,500,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Institute for Bus. and Home Safety Proj.) Series 2009, 0.63% 9/7/16, LOC Branch Banking & Trust Co., VRDN (b)	1,500,000	1,500,000
		4,000,000
Tennessee - 6.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 0.63% 9/1/16, LOC Bank of America NA, VRDN (b)	21,315,000	21,315,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2004, 0.63% 9/1/16, LOC Bank of America NA, VRDN (b)	6,050,000	6,050,000
Series 2006, 0.63% 9/1/16, LOC Bank of America NA, VRDN (b)	24,375,000	24,375,000
		51,740,000
Texas - 2.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (b)	500,000	500,000
Series 2010 B, 0.67% 9/1/16, VRDN (b)	300,000	300,000
Series 2010 C, 0.68% 9/1/16, VRDN (b)	1,000,000	1,000,000
Series 2010 D, 0.68% 9/1/16, VRDN (b)	2,125,000	2,125,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.7% 9/7/16 (Total SA Guaranteed), VRDN (b)	3,000,000	3,000,000
Series 2012, 0.7% 9/7/16 (Total SA Guaranteed), VRDN (b)	5,800,000	5,800,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B2, 0.55% 9/7/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	7,700,000	7,700,000
		20,425,000
Washington - 0.3%
Vancouver Hsg. Auth. Rev. Series 2008, 0.57% 9/7/16, LOC Freddie Mac, VRDN (b)	2,145,000	2,145,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $709,124,500)		709,124,500

Tender Option Bond - 14.3%
California - 1.3%
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	9,000,000	9,000,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	2,000,000	2,000,000
		11,000,000
Colorado - 2.1%
Colorado Health Facilities Auth. Rev. Participating VRDN Series ZF 04 17, 0.71% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	295,000	295,000
JPMorgan Chase Participating VRDN Series 5008, 0.6% 9/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	17,300,000	17,300,000
		17,595,000
Connecticut - 0.4%
Connecticut St Health & Edl. Facilities Auth. Rev. Participating VRDN Series ZF 04 74, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	3,500,000	3,500,000
District Of Columbia - 0.0%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.67% 9/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Georgia - 0.5%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters ZM 01 52, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	3,735,000	3,735,000
Illinois - 0.2%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.81% 9/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	100,000	100,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series Floaters XM 03 94, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)	900,000	900,000
The County of Cook Participating VRDN Series XF 23 13, 0.71% 9/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	300,000	300,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.55% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	500,000	500,000
		1,800,000
Louisiana - 2.0%
JPMorgan Chase Participating VRDN Series Putters 16 5006, 0.6% 9/1/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	14,000,000	14,000,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.6% 9/7/16 (Liquidity Facility Citibank NA) (b)(c)	3,100,000	3,100,000
		17,100,000
Massachusetts - 0.8%
JPMorgan Chase Participating VRDN Series Putters 16 5005, 0.6% 9/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	6,800,000	6,800,000
Michigan - 1.3%
JPMorgan Chase Participating VRDN Series Putters 5009, 0.6% 9/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	10,100,000	10,100,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (b)(c)	1,000,000	1,000,000
		11,100,000
Mississippi - 0.4%
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (b)(c)	3,600,000	3,600,000
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)	400,000	400,000
New York - 0.5%
JPMorgan Chase Participating VRDN Series Putters 4410, 0.6% 9/1/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	4,500,000	4,500,000
North Carolina - 0.2%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series 15 XF0095, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	1,795,000	1,795,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.65% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(c)	800,000	800,000
Texas - 2.0%
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (b)(c)	2,600,000	2,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Putters 15 3, 0.6% 9/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (b)(c)	6,150,000	6,150,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.6% 9/7/16 (Liquidity Facility Citibank NA) (b)(c)	2,960,000	2,960,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 0.66% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(c)	5,000,000	5,000,000
		16,710,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.61% 9/7/16 (Liquidity Facility Royal Bank of Canada) (b)(c)	600,000	600,000
Vermont - 0.3%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.66% 9/7/16 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,850,000	2,850,000
Washington - 2.0%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (b)(c)	15,275,000	15,275,000
Univ. of Washington Univ. Revs. Participating VRDN Series Solar 07 75, 0.61% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(c)	1,200,000	1,200,000
		16,475,000
TOTAL TENDER OPTION BOND
(Cost $120,660,000)		120,660,000

Other Municipal Security - 0.4%
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	400,000	400,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.85% tender 9/26/16, CP mode	100,000	100,000
0.85% tender 9/27/16, CP mode	400,000	400,000
Series 1993 A, 0.88% tender 9/28/16, CP mode	1,000,000	1,000,000
Series 93B, 0.9% tender 9/7/16, CP mode	700,000	700,000
		2,200,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 9/23/16, CP mode	700,000	700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $3,300,000)		3,300,000
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $833,084,500)		833,084,500
NET OTHER ASSETS (LIABILITIES) - 1.0%		8,404,664
NET ASSETS - 100%		$841,489,164

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,250,000 or 4.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At August 31, 2016 the cost for Federal Income Tax Purposes was $833,084,500.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 28, 2016